Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY MONEY MARKET TRUST
Prospectus Date	rr_ProspectusDate	Oct. 30, 2014
Retail | Retirement Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fmmt_SupplementTextBlock	Supplement to the
Retirement Money Market Portfolio
October 30, 2014
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to modify Retirement Money Market Portfolio's fundamental concentration policy so that the fund would be prohibited from investing more than 25% of its total assets in the financial services industry. A meeting of shareholders of Retirement Money Market Portfolio will be held on May 12, 2015, to vote on this proposal. If approved by shareholders, the fund will make other changes necessary to operate as a government money market fund, including (ii) adopting a principal investment strategy to normally invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully and (ii) changing its name to "Fidelity Retirement Government Money Market II Portfolio." If approved, the fund currently anticipates that these changes will take effect in the fourth quarter of 2015.